                            EXCELSIOR FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                               (the "Companies")

                              BLENDED EQUITY FUND
                             LARGE CAP GROWTH FUND
                              OPTIMUM GROWTH FUND
                                 SMALL CAP FUND
                          VALUE AND RESTRUCTURING FUND
                               VALUE EQUITY FUND
                       ENERGY AND NATURAL RESOURCES FUND
                                REAL ESTATE FUND
                                TECHNOLOGY FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
            to Prospectuses dated August 1, 1999 and March 31, 2000


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Companies' shareholders approved new investment advisory agreements (the "Agreements") among the Companies, United States Trust Company of New York and U.S. Trust Company. The Agreements are effective as of the Merger Date.

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                               (the "Companies")

                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND
                         NEW YORK TAX-EXEMPT MONEY FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                       to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Companies' shareholders approved new investment advisory agreements (the "Agreements") among the Companies, United States Trust Company of New York and U.S. Trust Company. The Agreements are effective as of the Merger Date.

                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                             INSTITUTIONAL SHARES

                                  MONEY FUND
                             GOVERNMENT MONEY FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                      to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Company's shareholders approved a new investment advisory agreement (the "Agreement") among the Company, United States Trust Company of New York and U.S. Trust Company. The Agreement is effective as of the Merger Date.

                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                              MANAGED INCOME FUND
                     INTERMEDIATE-TERM MANAGED INCOME FUND
                     SHORT-TERM GOVERNMENT SECURITIES FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                      to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Company's shareholders approved a new investment advisory agreement (the "Agreement") among the Company, United States Trust Company of New York and U.S. Trust Company. The Agreement is effective as of the Merger Date.

                             EXCELSIOR FUNDS, INC.
                                (the "Company")

                              INTERNATIONAL FUND
                              LATIN AMERICA FUND
                               PACIFIC/ASIA FUND
                               PAN EUROPEN FUND
                             EMERGING MARKETS FUND
                                 (the "Funds")

                         Supplement dated June 2, 2000
                      to Prospectus dated August 1, 1999


     On May 31, 2000 (the "Merger Date"), The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation ("UST") completed their previously announced merger (the "Merger"). As a result of the Merger, UST is a wholly-owned subsidiary of Schwab.

     In connection with the Merger, the Company's shareholders approved a new investment advisory agreement (the "Agreement") among the Company, United States Trust Company of New York and U.S. Trust Company. The Agreement is effective as of the Merger Date.